Consolidated Statement of Changes in Equity - CAD ($) $ in Millions		Total	Common shares [member]	Retained earnings [member] [1]	Other reserves [member]	Total common equity [member]	Preferred shares and other equity instruments [member]	Total common and preferred equity [member]	Non-controlling interests [member]	Foreign currency translation [member] Accumulated other comprehensive income (loss) [member]	Debt Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Equity Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Cash flow hedging reserve [member] Accumulated other comprehensive income (loss) [member]	Other [member] Accumulated other comprehensive income (loss) [member] [2]
Beginning Balance at Oct. 31, 2024		$ 84,076	$ 22,054	$ 57,751	$ (68)	$ 73,590	$ 8,779	$ 82,369	$ 1,707	$ (3,559)	$ (491)	$ 339	$ (2,197)	$ (239)
Statement [Line Items]
Net income		3,025		2,866		2,866	257	3,123	(98)
Other comprehensive income (loss)		982				956		956	26	(292)	108	29	906	205
Total comprehensive income		4,007		2,866		3,822	257	4,079	(72)	(292)	108	29	906	205
Shares/instruments issued		1,532	84		(5)	79	1,453	1,532
Shares repurchased/redeemed		0
Dividends and distributions paid to equity holders		(2,945)		(2,641)		(2,641)	(257)	(2,898)	(47)
Share-based payments	[3]	11			11	11		11
Other		(175)		(11)	(164)	(175)		(175)
Ending Balance at Apr. 30, 2025		86,506	22,138	57,965	(226)	74,686	10,232	84,918	1,588	(3,851)	(383)	368	(1,291)	(34)
Statement [Line Items]
Net income		2,032
Other comprehensive income (loss)		(465)
Total comprehensive income		1,567
Ending Balance at Apr. 30, 2025		86,506	22,138	57,965	(226)	74,686	10,232	84,918	1,588	(3,851)	(383)	368	(1,291)	(34)
Beginning Balance at Oct. 31, 2025		88,587	22,067	58,916	(230)	76,927	9,939	86,866	1,721	(2,851)	42	398	(1,140)	(275)
Statement [Line Items]
Net income		2,299
Other comprehensive income (loss)		184
Total comprehensive income		2,483
Ending Balance at Jan. 31, 2026		89,022
Beginning Balance at Oct. 31, 2025		88,587	22,067	58,916	(230)	76,927	9,939	86,866	1,721	(2,851)	42	398	(1,140)	(275)
Statement [Line Items]
Net income		4,931		4,623		4,623	259	4,882	49
Other comprehensive income (loss)		(762)				(778)		(778)	16	(410)	8	37	(673)	260
Total comprehensive income		4,169		4,623		3,845	259	4,104	65	(410)	8	37	(673)	260
Shares/instruments issued		129	140		(11)	129		129
Shares repurchased/redeemed		(1,150)	(205)	(945)		(1,150)		(1,150)
Dividends and distributions paid to equity holders		(3,021)		(2,710)		(2,710)	(259)	(2,969)	(52)
Share-based payments	[3]	10			10	10		10
Other		(142)		(8)	179	171		171	(313)
Ending Balance at Apr. 30, 2026		88,582	22,002	59,876	(52)	77,222	9,939	87,161	1,421	(3,261)	50	435	(1,813)	(15)
Beginning Balance at Jan. 31, 2026		89,022
Statement [Line Items]
Net income		2,632
Other comprehensive income (loss)		(946)
Total comprehensive income		1,686
Ending Balance at Apr. 30, 2026		$ 88,582	$ 22,002	$ 59,876	$ (52)	$ 77,222	$ 9,939	$ 87,161	$ 1,421	$ (3,261)	$ 50	$ 435	$ (1,813)	$ (15)

[1]	Includes undistributed retained earnings of $77 (April 30, 2025 – $74) related to a foreign associated corporation, which is subject to local regulatory restriction.
[2]	Includes Share from associates, Employee benefits, Own credit risk, and Insurance contracts.
[3]	Represents amounts on account of share-based payments (refer to Note 12).